UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02945

                          CENTENNIAL MONEY MARKET TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                          Date of fiscal year end: JUNE

                      Date of reporting period: 09/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Centennial Money Market Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--21.0%
--------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--6.4%
Bank of America NA:
5.33%, 12/13/06                                  $ 246,000,000  $   246,000,000
5.335%, 12/11/06                                   250,000,000      250,000,000
5.345%, 11/24/06                                    50,000,000       50,000,000
--------------------------------------------------------------------------------
Bank of the West, 5.365%, 11/9/06                  193,000,000      193,000,000
--------------------------------------------------------------------------------
Citibank NA, 5.33%, 12/20/06                        45,000,000       45,000,000
--------------------------------------------------------------------------------
LaSalle Bank Midwest NA, 5.279%, 10/20/06          300,000,000      300,000,000
--------------------------------------------------------------------------------
Washington Mutual Bank FA:
5.40%, 11/2/06                                     100,000,000      100,000,000
5.47%, 10/18/06                                    178,000,000      178,000,000
--------------------------------------------------------------------------------
Wells Fargo Bank NA, 5.27%, 10/25/06               150,000,000      150,000,000
                                                                ----------------
                                                                  1,512,000,000
--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--14.6%
Abbey National Treasury Services:
5.28%, 10/2/06                                     100,000,000      100,000,000
5.28%, 10/25/06                                    100,000,000      100,000,000
--------------------------------------------------------------------------------
Bank of Montreal Chicago:
5.28%, 10/12/06                                    115,000,000      115,000,000
5.28%, 10/13/06                                    100,000,000      100,000,000
--------------------------------------------------------------------------------
Barclays Bank plc, New York:
5.34%, 12/1/06                                      60,000,000       60,000,000
5.35%, 11/22/06                                     45,000,000       45,000,000
5.37%, 11/15/06                                     71,000,000       71,000,000
5.455%, 10/16/06                                   150,000,000      150,000,000
5.46%, 10/18/06                                    138,500,000      138,500,000
--------------------------------------------------------------------------------
BNP Paribas, New York:
5.275%, 7/2/07 1                                   120,000,000      119,977,002
5.49%, 10/19/06                                    228,000,000      228,000,000
--------------------------------------------------------------------------------
Calyon, New York:
5.27%, 7/2/07 1                                    250,000,000      249,922,373
5.275%, 10/2/06                                    100,000,000      100,000,000
--------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce NY:
5.28%, 10/4/06                                     200,000,000      200,000,000
5.31%, 11/17/06                                     98,000,000       98,000,000
--------------------------------------------------------------------------------
Deutsche Bank, New York, 5.29%, 11/3/06            175,000,000      175,000,000
--------------------------------------------------------------------------------
Fortis Bank SA/NV, New York, 5.275%, 10/20/06      243,500,000      243,500,000
--------------------------------------------------------------------------------
Royal Bank of Canada, New York Branch:
5.31%, 10/6/06                                     142,500,000      142,500,000
5.34%, 11/30/06                                    143,000,000      143,000,000
--------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York:
5.28%, 10/3/06 1                                   164,000,000      163,999,821
5.29%, 7/5/07 1                                     50,000,000       49,992,078
5.295%, 5/17/07 1                                   50,000,000       49,994,584
--------------------------------------------------------------------------------
Societe Generale, New York, 5.28%, 10/5/06         200,000,000      200,000,000
--------------------------------------------------------------------------------
Svenska Handelsbanken NY, 5.335%, 12/8/06          155,500,000      155,500,000
--------------------------------------------------------------------------------
Toronto Dominion Bank, New York,
5.34%, 11/17/06                                    125,000,000      125,000,000
--------------------------------------------------------------------------------
UBS AG Stamford CT:
5.285%, 11/13/06                                    86,000,000       86,000,000


                        1 | CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
5.29%, 10/31/06                                  $  20,000,000  $    20,000,000
                                                                ----------------
                                                                  3,429,885,858
                                                                ----------------
Total Certificates of Deposit
(Cost $4,941,885,858)                                             4,941,885,858
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--23.5%
--------------------------------------------------------------------------------
BNP Paribas Finance, Inc., 5.25%, 10/13/06         200,000,000      199,650,000
--------------------------------------------------------------------------------
Danske Corp., 5.245%, 10/30/06 2                   118,936,000      118,433,250
--------------------------------------------------------------------------------
Dexia Delaware LLC, 5.26%, 11/30/06                277,800,000      275,364,620
--------------------------------------------------------------------------------
DnB NOR Bank ASA:
5.24%, 12/19/06                                     68,988,000       68,194,715
5.25%, 12/6/06                                     160,000,000      158,460,000
--------------------------------------------------------------------------------
Fortis Funding LLC, 5.26%, 11/29/06 2              110,000,000      109,051,739
--------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland:
5.245%, 11/27/06 2                                  79,800,000       79,137,294
5.26%, 12/7/06 2                                   185,000,000      183,188,953
5.27%, 11/22/06 2                                  173,000,000      171,696,793
--------------------------------------------------------------------------------
HBOS Treasury Services:
5.265%, 12/12/06                                    50,000,000       49,473,500
5.27%, 12/19/06                                     78,450,000       77,542,748
5.33%, 11/10/06                                     96,500,000       95,928,506
5.375%, 10/25/06                                   100,000,000       99,641,667
--------------------------------------------------------------------------------
ICICI Bank Ltd., 5.16%, 11/22/06                    87,000,000       86,351,560
--------------------------------------------------------------------------------
Lloyds TSB Bank plc:
5.25%, 10/23/06                                     79,000,000       78,746,542
5.25%, 10/26/06                                    300,000,000      298,906,250
--------------------------------------------------------------------------------
Nationwide Building Society:
5.27%, 12/13/06 2                                   40,000,000       39,572,544
5.275%, 10/11/06 2                                 115,000,000      114,831,493
5.33%, 11/1/06 2                                     9,249,000        9,206,550
5.33%, 11/7/06 2                                    43,000,000       42,764,444
5.62%, 7/20/07 1,3                                  35,660,000       35,700,672
--------------------------------------------------------------------------------
Rabobank USA Financial Corp., 5.14%, 11/20/06       21,600,000       21,445,800
--------------------------------------------------------------------------------
Royal Bank of Scotland plc, 5.26%, 12/1/06         300,000,000      297,326,167
--------------------------------------------------------------------------------
Santander Central Hispano Finance
(Delaware), Inc.:
5.27%, 11/3/06                                     145,000,000      144,299,529
5.27%, 11/13/06                                     54,500,000       54,156,938
--------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB:
5.25%, 11/16/06 2                                   26,400,000       26,222,900
5.294%, 11/27/06 1,2                                75,000,000       75,000,000
5.30%, 11/22/06 1,2                                 80,000,000       79,999,864
--------------------------------------------------------------------------------
Societe Generale North America:
5.25%, 11/17/06                                    100,000,000       99,313,278
5.26%, 11/27/06                                     81,000,000       80,325,662
5.26%, 12/14/06                                     36,670,000       36,273,516
--------------------------------------------------------------------------------
St. George Bank Ltd.:
5.265%, 12/1/06 2                                  138,000,000      136,768,868
5.265%, 12/11/06 2                                  81,500,000       80,653,724
5.395%, 10/27/06 2                                 100,000,000       99,610,361
--------------------------------------------------------------------------------
Stadshypotek Delaware, Inc., 5.27%, 11/15/06 2     138,000,000      137,090,925


                        2 | CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
Svenska Handelsbanken, Inc., Series S,
5.29%, 11/13/06                                  $ 100,000,000  $    99,368,139
--------------------------------------------------------------------------------
Swedbank AB:
5.24%, 10/18/06                                      6,600,000        6,583,669
5.245%, 12/6/06                                    100,000,000       99,038,417
--------------------------------------------------------------------------------
Swedbank Mortgage AB:
5.27%, 11/20/06                                     57,350,000       56,930,230
5.29%, 11/9/06                                      85,000,000       84,512,879
5.29%, 11/10/06                                    150,500,000      149,615,394
5.37%, 10/18/06                                      9,800,000        9,775,149
--------------------------------------------------------------------------------
Toronto Dominion Holdings (USA), Inc.,
5.26%, 12/15/06 2                                  114,500,000      113,245,271
--------------------------------------------------------------------------------
UBS Finance (Delaware) LLC:
5.25%, 10/6/06                                     185,000,000      184,865,104
5.25%, 11/6/06                                      75,000,000       74,606,250
5.255%, 10/2/06                                    184,000,000      183,973,141
5.255%, 10/5/06                                    233,500,000      233,363,662
--------------------------------------------------------------------------------
Westpac Banking Corp.:
5.13%, 11/27/06 2                                  173,000,000      171,594,808
5.26%, 12/13/06 2                                   36,400,000       36,011,754
5.33%, 11/8/06 2                                    93,500,000       92,973,959
--------------------------------------------------------------------------------
Westpac Trust Securities NZ Ltd.,
5.375%, 10/24/06 2                                 170,000,000      169,416,215
                                                                ----------------
Total Direct Bank Obligations
(Cost $5,526,205,413)                                             5,526,205,413
--------------------------------------------------------------------------------
LETTERS OF CREDIT--0.7%
--------------------------------------------------------------------------------
Suntrust Bank, guaranteeing commercial paper
of NATC California LLC:
5.42%, 10/12/06                                     23,599,000       23,559,917
5.42%, 10/13/06                                    150,000,000      149,729,000
                                                                ----------------
Total Letters of Credit (Cost $173,288,917)                         173,288,917
--------------------------------------------------------------------------------
SHORT-TERM NOTES--54.2%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--21.9%
Amsterdam Funding Corp.:
5.26%, 10/4/06 2                                    50,000,000       49,978,083
5.27%, 10/19/06 2                                   32,000,000       31,915,680
--------------------------------------------------------------------------------
Aquinas Funding LLC, 5.27%, 10/25/06 2             125,000,000      124,560,833
--------------------------------------------------------------------------------
Barton Capital Corp.:
5.25%, 10/16/06 2                                   50,000,000       49,890,625
5.27%, 11/6/06 2                                    43,822,000       43,591,058
5.27%, 11/10/06 2                                  119,100,000      118,402,603
5.275%, 10/5/06 2                                   23,393,000       23,379,289
5.28%, 10/4/06 2                                   102,898,000      102,852,768
--------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2006-SN1A,
Series 2006-SN1A,
Cl. A1B, 5.33%, 9/20/07 1,4                        101,211,356      101,211,356
--------------------------------------------------------------------------------
Chesham Finance LLC:
5.27%, 11/1/06                                     192,000,000      191,128,693
5.27%, 12/22/06                                     30,000,000       29,639,883
--------------------------------------------------------------------------------
Concord Minutemen Capital Co. LLC:
5.27%, 10/2/06 2                                    70,364,000       70,353,700
5.27%, 10/12/06 2                                   78,445,000       78,318,682
5.27%, 10/26/06 2                                  109,648,000      109,246,719


                        3 | CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
5.405%, 10/17/06 2                               $  76,405,000  $    76,221,458
--------------------------------------------------------------------------------
FCAR Owner Trust I:
5.285%, 12/15/06                                   147,900,000      146,271,559
5.30%, 11/15/06                                     50,000,000       49,668,750
5.33%, 10/16/06                                    100,000,000       99,777,917
5.40%, 10/25/06                                    115,000,000      114,586,000
--------------------------------------------------------------------------------
FCAR Owner Trust II, 5.33%, 10/4/06                 32,000,000       31,985,787
--------------------------------------------------------------------------------
Gemini Securitization Corp.:
5.27%, 10/13/06 2                                   63,000,000       62,889,397
5.27%, 10/18/06 2                                   39,000,000       38,902,944
5.27%, 11/2/06 2                                   125,050,000      124,464,210
5.275%, 10/30/06 2                                  35,600,000       35,448,725
5.40%, 10/16/06 2                                   45,000,000       44,898,750
5.40%, 10/26/06 2                                   75,000,000       74,718,750
--------------------------------------------------------------------------------
Gotham Funding Corp.:
5.27%, 10/10/06 2                                   50,000,000       49,934,125
5.27%, 10/16/06 2                                   33,200,000       33,127,098
5.285%, 10/13/06 2                                  50,000,000       49,911,917
5.29%, 10/17/06 2                                   28,600,000       28,532,758
5.29%, 10/27/06 2                                  101,317,000      100,929,913
5.30%, 10/20/06 2                                    5,900,000        5,883,496
5.40%, 10/2/06 2                                     5,200,000        5,199,220
--------------------------------------------------------------------------------
GOVCO, Inc.:
5.27%, 12/7/06 2                                    50,000,000       49,509,597
5.28%, 11/27/06 2                                   75,000,000       74,373,000
5.35%, 11/6/06 2                                    50,000,000       49,732,500
5.395%, 10/18/06 2                                  48,000,000       47,877,713
--------------------------------------------------------------------------------
Grampian Funding LLC, 5.15%, 11/21/06              100,000,000       99,270,417
--------------------------------------------------------------------------------
Legacy Capital LLC:
5.27%, 10/2/06                                      53,462,000       53,454,174
5.27%, 10/10/06                                     25,052,000       25,018,994
5.27%, 10/26/06                                     96,860,000       96,505,519
5.275%, 10/6/06                                     91,624,000       91,556,873
--------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
5.27%, 10/6/06 2                                    50,000,000       49,963,403
5.285%, 11/2/06 2                                  135,806,000      135,168,014
5.40%, 10/11/06 2                                   21,705,000       21,672,443
5.41%, 10/18/06 2                                   80,388,000       80,182,631
--------------------------------------------------------------------------------
Neptune Funding Corp.:
5.31%, 10/2/06 2                                    27,000,000       26,996,018
5.31%, 10/4/06 2                                   127,472,000      127,415,594
5.40%, 10/23/06 2                                   75,000,000       74,752,500
--------------------------------------------------------------------------------
Old Line Funding Corp., 5.27%, 10/18/06 2           40,462,000       40,361,306
--------------------------------------------------------------------------------
Ormond Quay Funding LLC:
5.28%, 10/5/06 2                                    84,500,000       84,450,427
5.30%, 10/27/06 2                                  198,400,000      197,640,569
--------------------------------------------------------------------------------
Perry Global Funding LLC, Series A:
5.28%, 12/4/06 2                                   130,025,000      128,804,499


                       4 | CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
5.31%, 11/13/06 2                                $  56,076,000  $    55,720,338
--------------------------------------------------------------------------------
Regency Markets No. 1 LLC, 5.39%, 10/16/06 2       100,000,000       99,775,417
--------------------------------------------------------------------------------
Sheffield Receivables Corp.:
5.27%, 10/4/06 2                                    37,000,000       36,983,751
5.28%, 11/9/06 2                                    91,746,000       91,221,213
--------------------------------------------------------------------------------
Solitaire Funding LLC:
5.27%, 10/6/06 2                                   117,600,000      117,513,923
5.27%, 10/23/06 2                                  204,300,000      203,636,541
5.27%, 11/16/06 2                                  123,859,000      123,024,947
--------------------------------------------------------------------------------
Victory Receivables Corp.:
5.28%, 10/11/06 2                                   50,000,000       49,926,667
5.40%, 10/24/06 2                                   77,254,000       76,987,474
--------------------------------------------------------------------------------
Windmill Funding Corp.:
5.26%, 10/6/06 2                                    60,000,000       59,956,167
5.26%, 10/12/06 2                                  208,000,000      207,665,698
--------------------------------------------------------------------------------
Yorktown Capital LLC:
5.27%, 10/4/06 2                                    20,181,000       20,172,137
5.27%, 10/19/06 2                                  127,904,000      127,566,973
5.27%, 10/30/06 2                                   31,720,000       31,585,340
                                                                ----------------
                                                                  5,154,265,523
--------------------------------------------------------------------------------
BEVERAGES--0.0%
Better Brands of South Georgia LLP,
Series 2003, 5.33%, 10/5/06 1                       11,350,000       11,350,000
--------------------------------------------------------------------------------
CAPITAL MARKETS--8.6%
Banc of America Securities LLC,
5.35%, 10/2/06 1                                   180,000,000      180,000,000
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
5.24%, 12/28/06                                    275,000,000      271,475,844
5.25%, 11/29/06                                    120,000,000      118,967,500
5.28%, 12/15/06                                     47,900,000       47,373,100
--------------------------------------------------------------------------------
Citigroup Funding, Inc.:
5.25%, 12/14/06                                    199,900,000      197,738,637
5.26%, 11/17/06                                     49,000,000       48,663,506
5.265%, 12/18/06                                   150,000,000      148,288,875
5.40%, 10/17/06                                     30,000,000       29,928,000
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc.:
5.373%, 10/30/06 1,4                               233,000,000      233,000,000
5.38%, 4/6/07 1,4                                  180,000,000      180,000,000
--------------------------------------------------------------------------------
Lehman Brothers, Inc., 5.438%, 10/2/06 1            43,000,000       43,000,000
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.25%, 10/30/06         119,500,000      118,994,615
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Series C,
5.51%, 8/27/07 1                                    25,000,000       25,025,427
--------------------------------------------------------------------------------
Morgan Stanley:
5.25%, 10/19/06                                    201,000,000      200,472,375
5.25%, 10/23/06                                    150,000,000      149,518,750
5.25%, 10/27/06                                     33,100,000       32,974,496
                                                                ----------------
                                                                  2,025,421,125
--------------------------------------------------------------------------------
CHEMICALS--1.2%
BASF AG:
5.26%, 11/28/06 2                                  100,000,000       99,152,556


                       5 | CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
5.35%, 11/2/06 2                                 $ 181,100,000  $   180,238,769
                                                                ----------------
                                                                    279,391,325
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.1%
Bank of America Corp.:
5.26%, 12/15/06                                     89,000,000       88,024,708
5.28%, 11/20/06                                     50,000,000       49,633,333
--------------------------------------------------------------------------------
HSBC USA, Inc.:
5.265%, 11/30/06                                   125,000,000      123,903,125
5.275%, 11/27/06                                    20,000,000       19,832,958
5.32%, 10/13/06                                     42,000,000       41,925,520
--------------------------------------------------------------------------------
Marshall & Ilsley Corp.:
5.26%, 10/31/06                                     17,000,000       16,925,483
5.26%, 11/3/06                                      23,000,000       22,889,102
5.26%, 12/14/06                                     25,000,000       24,729,694
5.27%, 11/16/06                                     25,000,000       24,831,653
5.33%, 10/4/06                                      25,000,000       24,988,896
--------------------------------------------------------------------------------
National City Credit Corp., 5.25%, 10/26/06         50,000,000       49,817,708
                                                                ----------------
                                                                    487,502,180
--------------------------------------------------------------------------------
COMMERCIAL FINANCE--1.6%
Countrywide Financial Corp.:
5.30%, 10/27/06                                    180,000,000      179,311,000
5.40%, 10/2/06                                     139,500,000      139,479,402
--------------------------------------------------------------------------------
Private Export Funding Corp.:
5.38%, 10/4/06 2                                    30,000,000       29,986,550
5.38%, 10/11/06 2                                   25,000,000       24,962,639
                                                                ----------------
                                                                    373,739,591
--------------------------------------------------------------------------------
CONSUMER FINANCE--2.0%
American Express Credit Corp.:
5.25%, 10/5/06                                      96,000,000       95,944,000
5.25%, 10/10/06                                    150,000,000      149,803,125
5.25%, 10/12/06                                    200,000,000      199,679,167
--------------------------------------------------------------------------------
American Express Credit Corp.,
Series B, 5.42%, 12/15/06 1                         25,000,000       25,006,130
                                                                ----------------
                                                                    470,432,422
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.9%
General Electric Capital Corp.:
5.27%, 11/17/06                                    200,000,000      198,623,944
5.27%, 11/22/06                                     95,500,000       94,773,033
--------------------------------------------------------------------------------
General Electric Capital Services:
5.27%, 11/20/06                                    235,000,000      233,279,931
5.27%, 11/22/06                                    112,500,000      111,643,625
--------------------------------------------------------------------------------
Greenwich Capital Holdings, Inc.:
5.245%, 12/21/06                                   221,000,000      218,392,768
5.463%, 2/15/07 1                                  170,000,000      170,000,000
--------------------------------------------------------------------------------
HSBC Finance Corp.:
5.265%, 12/14/06                                    91,000,000       90,015,153
5.27%, 11/29/06                                     90,000,000       89,222,675
5.33%, 11/6/06                                      92,000,000       91,509,640


                       6 | CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
Prudential Funding LLC, 5.285%, 11/13/06 4       $ 100,000,000  $    99,368,736
                                                                ----------------
                                                                  1,396,829,505
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business Finance Corp. Revenue
Bonds, Signal International LLC
Project, Series 2004A, 5.33%, 10/2/06 1             14,600,000       14,600,000
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.0%
Cambridge-Southlake Partners LP, Series 2003,
5.33%, 10/2/06 1                                     8,675,000        8,675,000
--------------------------------------------------------------------------------
INSURANCE--3.2%
ING America Insurance Holdings, Inc.:
5.145%, 10/12/06                                    30,000,000       29,952,838
5.265%, 12/7/06                                     20,000,000       19,804,025
5.27%, 11/20/06                                     40,000,000       39,707,222
5.27%, 11/27/06                                     14,900,000       14,775,672
5.27%, 12/6/06                                      48,000,000       47,536,240
5.27%, 12/11/06                                     28,500,000       28,203,782
5.29%, 10/25/06                                     50,000,000       49,823,667
5.38%, 10/5/06                                      23,000,000       22,986,251
5.385%, 10/13/06                                    50,000,000       49,910,250
5.385%, 10/16/06                                    80,000,000       79,822,458
5.40%, 10/17/06                                     50,000,000       49,880,000
--------------------------------------------------------------------------------
Jackson National Life Global Funding,
Series 2004-6, 5.40%, 10/16/06 1,4                  50,000,000       50,000,000
--------------------------------------------------------------------------------
MetLife Funding, Inc., 5.27%, 11/27/06              40,066,000       39,731,683
--------------------------------------------------------------------------------
Metropolitan Life Global Funding I,
Series 2003-5, 5.42%, 10/16/06 1,4                  69,400,000       69,400,000
--------------------------------------------------------------------------------
Prudential Insurance Co. of America,
5.36%, 2/1/07 1,4                                  165,000,000      165,000,000
                                                                ----------------
                                                                    756,534,088
--------------------------------------------------------------------------------
LEASING & FACTORING--2.1%
American Honda Finance Corp.:
5.341%, 9/26/07 1,3                                 65,000,000       65,000,000
5.349%, 6/25/07 1,3                                 75,000,000       74,992,629
--------------------------------------------------------------------------------
Toyota Motor Credit Corp.:
5.26%, 12/13/06                                     72,000,000       71,232,040
5.26%, 12/14/06                                     99,500,000       98,424,184
5.27%, 11/20/06                                     85,000,000       84,377,847
5.34%, 11/8/06                                     100,000,000       99,436,333
                                                                ----------------
                                                                    493,463,033
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Prattville, AL Cooperative District Ltd.
Economic Development Revenue
Bonds, Bass Pro Project, Series 2006,
5.33%, 10/5/06 1                                    23,370,000       23,370,000
                                                                ----------------
                                                                     23,370,000
--------------------------------------------------------------------------------
MUNICIPAL--0.0%
Private Colleges and Universities Authority
Revenue Bonds, Mercer
University Project, 5.40%, 10/2/06 1                 8,185,000        8,185,000
                                                                ----------------
                                                                      8,185,000
--------------------------------------------------------------------------------
PHARMACEUTICALS--0.3%
Sanofi-Aventis, 5.25%, 10/18/06 2                   69,000,000       68,828,938


                       7 | CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--5.1%
Blue Spice LLC, 5.28%, 10/2/06 2                 $  29,500,000  $    29,495,673
--------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc.,
Series B, 5.28%, 12/21/06                            3,060,000        3,023,647
--------------------------------------------------------------------------------
K2 (USA) LLC:
5.14%, 11/27/06                                     50,000,000       49,593,083
5.27%, 10/23/06                                    120,100,000      119,713,211
--------------------------------------------------------------------------------
LINKS Finance LLC, 5.349%, 9/25/07 1,3             100,000,000       99,985,247
--------------------------------------------------------------------------------
Parkland (USA) LLC:
5.31%, 12/12/06 1,3                                 16,000,000       15,999,684
5.31%, 2/15/07 1,4                                  50,000,000       49,998,161
--------------------------------------------------------------------------------
Premier Asset Collateralized Entity LLC:
5.31%, 4/23/07 1,3                                  75,000,000       74,995,931
5.31%, 9/17/07 1,3                                 100,000,000      100,000,000
--------------------------------------------------------------------------------
Premier Asset Collateralized Entity LLC 1,
5.27%, 12/22/06                                     30,000,000       29,639,883
--------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM,
5.35%, 10/23/06 1                                  156,500,000      156,500,000
--------------------------------------------------------------------------------
Sigma Finance, Inc.:
5.27%, 11/3/06                                     144,100,000      143,394,631
5.28%, 10/17/06                                     25,000,000       24,941,333
5.38%, 10/20/06                                     70,955,000       70,753,519
5.40%, 10/16/06                                    100,000,000       99,775,000
--------------------------------------------------------------------------------
Union Hamilton Special Purpose Funding LLC,
5.364%, 3/28/07 1,3                                100,000,000      100,000,000
--------------------------------------------------------------------------------
Wachovia Asset Securitization, Inc.,
Series 2004-H M1A, Cl. A, 5.32%,
10/25/06 1                                          29,919,132       29,918,901
                                                                ----------------
                                                                  1,197,727,904
                                                                ----------------
Total Short-Term Notes (Cost $12,770,315,634)                    12,770,315,634
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--0.6%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
5.40%, 6/18/07 (Cost $150,000,000)                 150,000,000      150,000,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $23,561,695,822)                                   100.0%  23,561,695,822
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                       --       (9,635,078)

                                                 -------------------------------
NET ASSETS                                               100.0% $23,552,060,744
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE TRUST AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $6,543,326,435, or 27.78% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $566,674,163 or 2.41% of the Trust's net assets as of September 30, 2006.

4. Illiquid security. The aggregate value of illiquid securities as of September 30, 2006 was $947,978,253, which represents 4.03% of the Trust's net assets. See accompanying Notes.


                       8 | CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ILLIQUID SECURITIES

As of September 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                       9 | CENTENNIAL MONEY MARKET TRUST



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Money Market Trust


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 10/16/2006